Schedule of the range of exercise prices, the weighted average exercise price and the weighted average remaining contractual life (Details)	12 Months Ended
	Jun. 30, 2025 Integer $ / shares	Jun. 30, 2024 Integer $ / shares	Jun. 30, 2023 Integer $ / shares
IfrsStatementLineItems [Line Items]
Number of Options Outstanding | Integer	2,284,000	2,759,000	2,759,000
Weighted average exercise price, Outstanding	$ 0.78	$ 0.75	$ 0.75
Weighted average remaining contractual life (years)	2 years 4 months 9 days
Exercise Price 1 [member]
IfrsStatementLineItems [Line Items]
Exercise price	$ 0.75
Number of Options Outstanding | Integer	2,252,500
Weighted average exercise price, Outstanding	$ 0.75
Weighted average remaining contractual life (years)	2 years 3 months 25 days
Exercise Price 2 [member]
IfrsStatementLineItems [Line Items]
Number of Options Outstanding | Integer	31,500
Weighted average exercise price, Outstanding	$ 2.62
Weighted average remaining contractual life (years)	4 years 10 months 28 days
Exercise Price 2 [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise price	$ 2.20
Exercise Price 2 [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise price	$ 3.43